                      Supplement dated November 16, 1998
                    to the Prospectus dated October 1, 1998
                          of ISI Strategy Fund Shares

The Prospectus dated October 1, 1998 of ISI Strategy Fund Shares is hereby amended and supplemented by the following:

As of November 16, 1998, the ISI Strategy Fund Shares will be available under the following Special Offer. The sections entitled "FEES AND EXPENSES OF THE FUND," "THE FUND'S NET ASSET VALUE," "HOW TO REDEEM SHARES" and "SALES CHARGES" are modified to reflect the terms of the Special Offer. The Offer is in effect until March 16, 1999 or such time as the sales under this Special Offer reach $50 million, whichever occurs first (the "Special Offering Period").

FEES AND EXPENSES OF THE FUND -- Shareholder Fees

The section entitled "FEES AND EXPENSES OF THE FUND -- Shareholder Fees" on page 2 of the Prospectus is replaced by the following:

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)    1.00%(1)
Maximum Deferred Sales Charge (Load) Imposed on Purchases ...........................   1.00%(1)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends .........................   None


------------
(1) You will not pay an initial sales charge on purchases of $500,000 or more, but you may be required to pay a 1.00% contingent deferred sales charge on purchases of up to $3 million if you redeem your shares within 24 months of purchase. See the section entitled "SALES CHARGES -- Redemption Price" below.


FEES AND EXPENSES OF THE FUND -- Example

The figures appearing under the section entitled "FEES AND EXPENSES OF THE FUND -- Example" on page 3 of the Prospectus are replaced with the following:



 1 year     3 years     5 years     10 years
 $  428       $796      $1,293      $2,659

You would pay the following expenses if you did not redeem your shares:



 1 year     3 years     5 years     10 years
 $  326       $796      $1,293      $2,659

THE FUND'S NET ASSET VALUE

The second paragraph of the section entitled "THE FUND'S NET ASSET VALUE" on page 4 of the Prospectus is replaced by the following:

The price you pay or receive is based on the Fund's net asset value per share. When you buy Shares, the price you pay may be increased by a sales charge. When you redeem Shares, the price you receive may be reduced by a sales charge. Read the sections on sales charges for details on how and when these charges may or may not be imposed.

SALES CHARGES -- Purchase Price

The following replaces the table on page 5 of the Prospectus under "SALES CHARGES -- Purchase Price":



                                Initial Sales Charge (as % of)
                              ----------------------------------
                                  Offering         Net Amount
Amount of Purchase                  Price           Invested
----------------------------  ----------------  ----------------
  Less than   $  500,000          1.00%(1,2)        1.01%(1,2)
  $500,000 -- $2,999,999          None(2)           None(2)
  $3,000,000 and over             None              None

------------
(1) The initial sales charge does not apply to purchases by persons who are eligible for "Purchases at Net Asset Value" as described on page 6 of the Prospectus.
(2) You may be required to pay a 1.00% contingent deferred sales charge if you redeem your shares within 24 months of purchase. See the section entitled "SALES CHARGES -- Redemption Price" below.

The Rights of Accumulation and Letter of Intent features described on page 6 of the Prospectus will not apply to Shares purchased during the Special Offering Period.

SALES CHARGES -- Redemption Price

The following section replaces the section entitled "SALES CHARGES -- Redemption Price" on page 6 of the Prospectus:

Redemption Price

The amount of any sales charge deducted from your redemption price will be determined according to the following schedule:



 Years                        Sales Charge (as a % of the
Since Purchase              dollar amount subject to charge)
--------------             ---------------------------------
     First ..............               1.00%(1)
     Second .............               1.00%(1)
     Thereafter .........               None

------------
(1) The contingent deferred sales charge does not apply to purchases of $3 million or more of Shares or to exchanges on which the difference in front-end sales charges has been paid or where Shares being exchanged have been held for 24 months or more.


Determination of Sales Charge. The sales charge applicable to your redemption is calculated in a manner that results in the lowest possible rate:

1) No sales charge will be applied to Shares you own as a result of reinvesting dividends or distributions.

2) If you have purchased Shares at various times during a Special Offering Period, the sales charge will be applied first to Shares you have owned for the longest period of time.

3) The sales charge is applied to the lesser of the cost of the shares or their current market value.

Waiver of Sales Charge. The contingent deferred sales charge does not apply to purchases by persons who are eligible for "Purchases at Net Asset Value" as described on page 6 of the Prospectus. You may also redeem Shares without paying a sales charge under any of the following circumstances:

1) If your redemption represents the minimum required distribution from an individual retirement account or other retirement plan.

2) If your redemption represents a distribution from a Systematic Withdrawal Plan. This waiver applies only if the annual withdrawals under your Plan are 12% or less of your share balance.

3) If Shares are being redeemed in your account following your death or a determination that you are disabled. This waiver applies only under the following conditions:

    (i) The account is registered in your name either individually, as joint tenant with rights of survivorship, as a participant in community property, or as a minor child under the Uniform Gifts or Uniform Transfers to Minors Acts.

   (ii) Either you or your representative notifies your securities dealer, servicing agent or the Transfer Agent that such circumstances exist.


                          THE FUND RESERVES THE RIGHT
                 TO TERMINATE THIS SPECIAL OFFER AT ANY TIME.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                    FOR USE DURING SPECIAL OFFERING PERIOD
                            ISI STRATEGY FUND SHARES
                            NEW ACCOUNT APPLICATION
--------------------------------------------------------------------------------
Make check payable to "ISI Strategy Fund Shares" and mail with this Application to:

        ISI Mutual Funds
        P.O. Box 419426
        Kansas City, MO 64141-6426

For assistance in completing this form, please call the Transfer Agent at (800)
        882-8585.
To open an IRA account, call ISI at (800) 955-7175 to request an application.


Your Account Registration (Please Print)

                                                    ------------------------------------------
                                                    Existing Account No., if any

|-----------------------------------------|         |-----------------------------------------|
|      Individual or Joint Tenant         |         |             Gifts to Minors             |
|-----------------------------------------|         |-----------------------------------------|

------------------------------------------          ------------------------------------------
First Name     Initial    Last Name                 Custodian's Name (only one allowed by law)


------------------------------------------          ------------------------------------------
Social Security Number                              Minor's Name (only one)


------------------------------------------          ------------------------------------------
Joint Tenant     Initial    Last Name               Social Security Number of Minor


------------------------------------------          under the ------------ Uniform Gifts to Minors Act
Social Security Number                                    State of Residence


|------------------------------------------|        |-----------------------------------------|
| Corporations, Trusts, Partnerships, etc. |        |            Mailing Address              |
|------------------------------------------|        |-----------------------------------------|

------------------------------------------          ------------------------------------------
Name of Corporation, Trust or Partnership           Street


------------------------------------------          ------------------------------------------
Tax ID Number                                       City            State               Zip

                                                    (    )
------------------------------------------          ------------------------------------------
Name of Trustees (If to be included in              Daytime Phone
the Registration)


Distribution Options

Please check appropriate boxes. There is no sales charge for reinvested dividends. If none of the options are selected, all distributions will be reinvested.

      Income Dividends                            Capital Gains

      [ ] Reinvested in additional shares         [ ] Reinvested in additional
                                                      shares
      [ ] Paid in Cash
                                                  [ ] Paid in Cash

Call (800) 882-8585 for information about reinvesting your dividends in other funds in the ISI Family of Funds.

Automatic Investing Plan (Optional)

[ ] I authorize you as Agent for the Automatic Investing Plan to automatically invest $___________ for me, on a monthly or quarterly basis, on or about the 20th of each month or if quarterly, the 20th of January, April, July and October, and to draw a bank draft in payment of the investment against my checking account. (Bank drafts may be drawn on commercial banks only.)


Minimum Initial Investment: $250
Subsequent Investments (check one):    [ ] Monthly ($100 minimum)
                                       [ ] Quarterly ($250 minimum)

                                             |-----------------------------|
                                             |Please attach a voided check.|
                                             |-----------------------------|

----------------------------------------------        ---------------------------------------------
Bank Name                                             Depositor's Signature                   Date


----------------------------------------------        ---------------------------------------------
Existing ISI Strategy Fund Account No., if any        Depositor's Signature                    Date
                                                      (if joint acct., both must sign)

Systematic Withdrawal Plan (Optional)

[ ] Beginning the month of _________________ , 19__ , please send me checks on a monthly or quarterly basis, as indicated below, in the amount of $_________________ , from shares that I own, payable to the account registration address as previously shown. (Participation requires minimum account value of $10,000.)
Frequency (check one):   / / Monthly   / / Quarterly (January, April, July and
October)

Telephone Transactions

I understand that I will automatically have telephone redemption privileges (for amounts up to $50,000) unless I mark the box below.

No, I/We do not want:   / / Telephone redemption privileges

Redemptions effected by telephone will be mailed to the address of record. If you would prefer redemptions mailed to a pre-designated bank account, please provide the following information:

   Bank: ------------------------     Bank Account No.: -----------------------
Address: ------------------------    Bank Account Name: -----------------------
         ------------------------

Signature and Taxpayer Certification
--------------------------------------------------------------------------------
The Fund may be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholders who fail to provide the information and/or certifications required below. This backup withholding is not an additional tax, and any amounts withheld may be credited against your ultimate U.S. tax liability.

By signing this Application, I hereby certify under penalties of perjury that the information on this Application is complete and correct and that as required by federal law: (Please check applicable boxes)

[ ] U.S. Citizen/Taxpayer:
[ ] I certify that (1) the number shown above on this form is the correct
    Social Security Number or Tax ID Number and (2) I am not subject to any backup withholding either because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service ("IRS")
    that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
[ ] If no Tax ID Number or Social Security Number has been provided above,
    I have applied, or intend to apply, to the IRS or the Social Security Administration for a Tax ID Number or a Social Security Number, and I understand that if I do not provide either number to the Transfer Agent within 60 days of the date of this Application or if I fail to furnish my correct Social Security Number or Tax ID Number, I may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9. You may request such form by calling the Transfer Agent at 800-882-8585.)
[ ] Non-U.S. Citizen/Taxpayer:
   Indicated country of residence for tax purposes: __________________________ Under penalties of perjury, I certify that I am not a U.S. citizen or resident and I am an exempt foreign person as defined by the Internal
   Revenue Service.
--------------------------------------------------------------------------------

I acknowledge that I am of legal age in the state of my residence. I have received a copy of the Fund's prospectus dated October 1, 1998.

--------------------------------------------------------------------------------
     The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
--------------------------------------------------------------------------------

--------------------------------------    -----------------------------------------------------------
Signature                        Date     Signature (if a joint account, both must sign)         Date
-----------------------------------------------------------------------------------------------------

For Dealer Use Only

Dealer's Name: ____________________________  Dealer Code:______________________

Dealer's Address:__________________________  Branch Code:______________________

Representative: ___________________________  Rep. No.:   ______________________